Leases (Company as Lessor) (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Leases
Monthly rental payments			$ 4,000		$ 4,000
Lease income	$ 6,000	$ 12,000	$ 30,000	$ 36,000	$ 48,000	$ 44,000